UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-5251

Fidelity Concord Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Event Driven Opportunities Fund

July 31, 2017

AEDO-QTLY-0917
1.9585372.103

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
CONSUMER DISCRETIONARY - 25.7%
Internet & Direct Marketing Retail - 3.3%
Boohoo.Com PLC (a)	1,100	$3,418
Zooplus AG (a)	5,130	979,558
		982,976
Media - 21.4%
Cable One, Inc.	215	163,379
Gannett Co., Inc.	9,904	88,839
NZME Ltd.	261,170	182,409
The Madison Square Garden Co. (a)	14,669	3,223,072
Twenty-First Century Fox, Inc. Class B	92,001	2,639,509
		6,297,208
Specialty Retail - 1.0%
Cars.com, Inc. (a)	12,400	301,320

TOTAL CONSUMER DISCRETIONARY		7,581,504

CONSUMER STAPLES - 1.7%
Food Products - 1.7%
Mondelez International, Inc.	1,615	71,092
SunOpta, Inc. (a)	45,079	428,251
		499,343
ENERGY - 7.0%
Energy Equipment & Services - 5.6%
Diamond Offshore Drilling, Inc. (a)	789	9,799
Exterran Corp. (a)	59,190	1,638,971
		1,648,770
Oil, Gas & Consumable Fuels - 1.4%
International Seaways, Inc. (a)	17,937	409,143

TOTAL ENERGY		2,057,913

FINANCIALS - 16.6%
Capital Markets - 3.9%
Waddell & Reed Financial, Inc. Class A	27,759	573,779
WisdomTree Investments, Inc.	54,721	571,287
		1,145,066
Consumer Finance - 5.7%
Encore Capital Group, Inc. (a)	41,890	1,679,789
Diversified Financial Services - 3.8%
Donnelley Financial Solutions, Inc. (a)	24,289	563,505
ECN Capital Corp.	174,400	553,939
		1,117,444
Insurance - 3.2%
Genworth Financial, Inc. Class A (a)	137,596	471,954
Stewart Information Services Corp.	12,471	490,110
		962,064

TOTAL FINANCIALS		4,904,363

HEALTH CARE - 3.8%
Health Care Providers & Services - 0.3%
Quorum Health Corp. (a)	24,589	83,848
Pharmaceuticals - 3.5%
Perrigo Co. PLC	14,047	1,052,401

TOTAL HEALTH CARE		1,136,249

INDUSTRIALS - 10.0%
Airlines - 0.9%
AirAsia Bhd	373,400	281,696
Commercial Services & Supplies - 9.1%
The Brink's Co.	34,275	2,678,591

TOTAL INDUSTRIALS		2,960,287

INFORMATION TECHNOLOGY - 22.5%
Communications Equipment - 1.4%
Lumentum Holdings, Inc. (a)	6,378	399,263
Internet Software & Services - 5.0%
CommerceHub, Inc. Series A (a)	19,183	349,898
comScore, Inc. (a)	15,028	451,156
LogMeIn, Inc.	2,911	338,986
WebMD Health Corp. (a)	4,951	328,004
		1,468,044
IT Services - 9.8%
Alliance Data Systems Corp.	5,935	1,432,887
Conduent, Inc. (a)	21,234	350,573
CSRA, Inc.	11,860	386,755
DXC Technology Co.	3,781	296,355
PayPal Holdings, Inc. (a)	7,515	440,003
		2,906,573
Semiconductors & Semiconductor Equipment - 2.4%
Marvell Technology Group Ltd.	18,640	290,038
Versum Materials, Inc.	11,769	414,975
		705,013
Software - 1.2%
TiVo Corp.	17,503	343,059
Technology Hardware, Storage & Peripherals - 2.7%
Diebold Nixdorf, Inc.	13,105	306,657
Hewlett Packard Enterprise Co.	17,222	301,557
Quantum Corp. (a)	24,783	200,742
		808,956

TOTAL INFORMATION TECHNOLOGY		6,630,908

REAL ESTATE - 6.2%
Equity Real Estate Investment Trusts (REITs) - 6.2%
JBG SMITH Properties (a)	25,300	897,644
Quality Care Properties, Inc. (a)	54,817	922,022
		1,819,666
TOTAL COMMON STOCKS
(Cost $23,423,051)		27,590,233
	Principal Amount	Value

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.94% to 0.99% 9/7/17 to 9/21/17 (b)
(Cost $109,872)	110,000	109,873
	Shares	Value

Money Market Funds - 5.7%
Fidelity Cash Central Fund, 1.11% (c)
(Cost $1,674,835)	1,674,580	1,674,915

Equity Funds - 0.3%
Domestic Equity Funds - 0.3%
iShares Russell 3000 Index ETF
(Cost $87,133)	706	103,161
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $25,294,891)		29,478,182
NET OTHER ASSETS (LIABILITIES) - 0.1%		41,853
NET ASSETS - 100%		$29,520,035

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
9 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2017	1,110,600	$5,258
3 ICE Russell 2000 Mini Contracts (United States)	Sept. 2017	213,660	331
TOTAL FUTURES CONTRACTS			$5,589

The face value of futures purchased as a percentage of Net Assets is 4.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $109,873.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,069
Total	$5,069

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$7,581,504	$7,581,504	$--	$--
Consumer Staples	499,343	499,343	--	--
Energy	2,057,913	2,057,913	--	--
Financials	4,904,363	4,904,363	--	--
Health Care	1,136,249	1,136,249	--	--
Industrials	2,960,287	2,960,287	--	--
Information Technology	6,630,908	6,630,908	--	--
Real Estate	1,819,666	1,819,666	--	--
U.S. Government and Government Agency Obligations	109,873	--	109,873	--
Money Market Funds	1,674,915	1,674,915	--	--
Equity Funds	103,161	103,161	--	--
Total Investments in Securities:	$29,478,182	$29,368,309	$109,873	$--
Derivative Instruments:
Assets
Futures Contracts	$5,589	$5,589	$--	$--
Total Assets	$5,589	$5,589	$--	$--
Total Derivative Instruments:	$5,589	$5,589	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $25,500,017. Net unrealized appreciation aggregated $3,978,165, of which $4,690,884 related to appreciated investment securities and $712,719 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Event Driven Opportunities Fund

July 31, 2017

EDO-QTLY-0917
1.9585362.103

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.1%
	Shares	Value
CONSUMER DISCRETIONARY - 25.7%
Internet & Direct Marketing Retail - 3.4%
Boohoo.Com PLC (a)	14,800	$45,986
Zooplus AG (a)	73,211	13,979,416
		14,025,402
Media - 21.3%
Cable One, Inc.	2,800	2,127,720
Gannett Co., Inc.	130,400	1,169,688
NZME Ltd.	3,549,368	2,478,985
The Madison Square Garden Co. (a)	201,661	44,308,954
Twenty-First Century Fox, Inc. Class B	1,315,500	37,741,695
		87,827,042
Specialty Retail - 1.0%
Cars.com, Inc. (a)(b)	180,953	4,397,158

TOTAL CONSUMER DISCRETIONARY		106,249,602

CONSUMER STAPLES - 1.6%
Food Products - 1.6%
Mondelez International, Inc.	21,500	946,430
SunOpta, Inc. (a)	584,988	5,557,386
		6,503,816
ENERGY - 6.5%
Energy Equipment & Services - 5.2%
Exterran Corp. (a)	781,646	21,643,778
Oil, Gas & Consumable Fuels - 1.3%
International Seaways, Inc. (a)	233,400	5,323,854

TOTAL ENERGY		26,967,632

FINANCIALS - 15.4%
Capital Markets - 3.6%
Waddell & Reed Financial, Inc. Class A (b)	360,100	7,443,267
WisdomTree Investments, Inc. (b)	715,000	7,464,600
		14,907,867
Consumer Finance - 5.3%
Encore Capital Group, Inc. (a)(b)	541,613	21,718,681
Diversified Financial Services - 3.5%
Donnelley Financial Solutions, Inc. (a)	317,400	7,363,680
ECN Capital Corp.	2,282,900	7,251,080
		14,614,760
Insurance - 3.0%
Genworth Financial, Inc. Class A (a)	1,795,600	6,158,908
Stewart Information Services Corp.	157,800	6,201,540
		12,360,448

TOTAL FINANCIALS		63,601,756

HEALTH CARE - 3.9%
Health Care Providers & Services - 0.3%
Quorum Health Corp. (a)	327,678	1,117,382
Pharmaceuticals - 3.6%
Perrigo Co. PLC	197,465	14,794,078

TOTAL HEALTH CARE		15,911,460

INDUSTRIALS - 10.2%
Airlines - 0.9%
AirAsia Bhd	4,841,900	3,652,771
Commercial Services & Supplies - 9.3%
The Brink's Co.	489,429	38,248,876

TOTAL INDUSTRIALS		41,901,647

INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 1.2%
Lumentum Holdings, Inc. (a)	82,100	5,139,460
Internet Software & Services - 4.7%
CommerceHub, Inc. Series A (a)	245,675	4,481,112
comScore, Inc. (a)(b)	196,600	5,902,129
LogMeIn, Inc.	37,900	4,413,455
WebMD Health Corp. (a)(b)	72,600	4,809,750
		19,606,446
IT Services - 9.3%
Alliance Data Systems Corp.	76,800	18,541,824
Conduent, Inc. (a)	277,332	4,578,751
CSRA, Inc.	154,400	5,034,984
DXC Technology Co.	55,703	4,366,001
PayPal Holdings, Inc. (a)	98,600	5,773,030
		38,294,590
Semiconductors & Semiconductor Equipment - 2.4%
Marvell Technology Group Ltd.	278,900	4,339,684
Versum Materials, Inc.	153,400	5,408,884
		9,748,568
Software - 1.1%
TiVo Corp.	229,900	4,506,040
Technology Hardware, Storage & Peripherals - 2.8%
Diebold Nixdorf, Inc. (b)	187,700	4,392,180
Hewlett Packard Enterprise Co.	252,000	4,412,520
Quantum Corp. (a)	324,059	2,624,878
		11,429,578

TOTAL INFORMATION TECHNOLOGY		88,724,682

REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 6.3%
JBG SMITH Properties (a)	369,700	13,116,956
Quality Care Properties, Inc. (a)	770,530	12,960,315
		26,077,271
TOTAL COMMON STOCKS
(Cost $316,169,046)		375,937,866
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.91% to 1.03% 8/24/17 to 10/12/17 (c)
(Cost $1,368,362)	1,370,000	1,368,327
	Shares	Value

Money Market Funds - 21.9%
Fidelity Cash Central Fund, 1.11% (d)	43,117,235	$43,125,859
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	46,996,289	47,000,989
TOTAL MONEY MARKET FUNDS
(Cost $90,125,411)		90,126,848
TOTAL INVESTMENT PORTFOLIO - 113.3%
(Cost $407,662,819)		467,433,041
NET OTHER ASSETS (LIABILITIES) - (13.3)%		(54,710,412)
NET ASSETS - 100%		$412,722,629

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
226 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2017	27,888,400	$426,384
62 ICE Russell 2000 Mini Contracts (United States)	Sept. 2017	4,415,640	5,390
TOTAL FUTURES CONTRACTS			$431,774

The face value of futures purchased as a percentage of Net Assets is 7.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,368,327.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$98,287
Fidelity Securities Lending Cash Central Fund	35,326
Total	$133,613

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$106,249,602	$106,249,602	$--	$--
Consumer Staples	6,503,816	6,503,816	--	--
Energy	26,967,632	26,967,632	--	--
Financials	63,601,756	63,601,756	--	--
Health Care	15,911,460	15,911,460	--	--
Industrials	41,901,647	41,901,647	--	--
Information Technology	88,724,682	88,724,682	--	--
Real Estate	26,077,271	26,077,271	--	--
U.S. Government and Government Agency Obligations	1,368,327	--	1,368,327	--
Money Market Funds	90,126,848	90,126,848	--	--
Total Investments in Securities:	$467,433,041	$466,064,714	$1,368,327	$--
Derivative Instruments:
Assets
Futures Contracts	$431,774	$431,774	$--	$--
Total Assets	$431,774	$431,774	$--	$--
Total Derivative Instruments:	$431,774	$431,774	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $410,518,842. Net unrealized appreciation aggregated $56,914,199, of which $67,023,294 related to appreciated investment securities and $10,109,095 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Stock Fund

July 31, 2017

LCS-QTLY-0917
1.804840.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.1%
Automobiles - 0.0%
General Motors Co.	50,200	$1,806
Distributors - 0.4%
LKQ Corp. (a)	492,300	17,014
Household Durables - 0.5%
KB Home	618,600	14,178
Taylor Morrison Home Corp. (a)	376,182	8,509
		22,687
Media - 4.2%
Comcast Corp. Class A	2,410,526	97,506
Scripps Networks Interactive, Inc. Class A	192,800	16,853
Sinclair Broadcast Group, Inc. Class A	124,300	4,481
The Walt Disney Co.	267,600	29,417
Time Warner, Inc.	396,041	40,563
Viacom, Inc. Class B (non-vtg.)	334,400	11,677
		200,497
Multiline Retail - 0.5%
Target Corp.	466,619	26,443
Specialty Retail - 1.5%
AutoZone, Inc. (a)	10,935	5,903
L Brands, Inc.	223,500	10,368
Lowe's Companies, Inc.	530,470	41,058
O'Reilly Automotive, Inc. (a)	19,700	4,025
TJX Companies, Inc.	112,700	7,924
		69,278

TOTAL CONSUMER DISCRETIONARY		337,725

CONSUMER STAPLES - 5.9%
Beverages - 2.0%
Dr. Pepper Snapple Group, Inc.	100,100	9,125
Molson Coors Brewing Co. Class B	281,200	25,021
The Coca-Cola Co.	1,334,675	61,182
		95,328
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	14,400	2,283
CVS Health Corp.	346,589	27,703
Kroger Co.	576,100	14,126
Wal-Mart Stores, Inc.	334,600	26,765
		70,877
Food Products - 0.1%
Amplify Snack Brands, Inc. (a)	338,200	3,538
Household Products - 1.6%
Procter & Gamble Co.	870,068	79,020
Personal Products - 0.4%
Coty, Inc. Class A	585,700	11,995
Unilever NV (NY Reg.)	138,400	8,051
		20,046
Tobacco - 0.3%
Altria Group, Inc.	220,100	14,300

TOTAL CONSUMER STAPLES		283,109

ENERGY - 12.6%
Energy Equipment & Services - 1.0%
Baker Hughes, a GE Co. Class A	320,900	11,838
Ensco PLC Class A	345,250	1,826
National Oilwell Varco, Inc.	516,318	16,889
Oceaneering International, Inc.	376,000	9,644
Schlumberger Ltd.	133,745	9,175
		49,372
Oil, Gas & Consumable Fuels - 11.6%
Amyris, Inc. (a)(b)	218,408	885
Anadarko Petroleum Corp.	314,900	14,381
Apache Corp.	888,940	43,985
Cabot Oil & Gas Corp.	1,047,000	26,039
Cenovus Energy, Inc.	3,215,500	27,003
Cheniere Energy, Inc. (a)	33,300	1,505
Chevron Corp.	600,757	65,597
ConocoPhillips Co.	2,004,400	90,940
Golar LNG Ltd.	144,900	3,450
Imperial Oil Ltd.	734,700	21,085
Kinder Morgan, Inc.	1,968,700	40,221
Legacy Reserves LP (a)	189,462	243
Noble Energy, Inc.	58,100	1,680
PDC Energy, Inc. (a)	79,500	3,749
Phillips 66 Co.	42,500	3,559
SM Energy Co.	262,600	4,567
Suncor Energy, Inc.	2,537,900	82,788
Teekay Offshore Partners LP	257,897	668
The Williams Companies, Inc.	2,607,541	82,868
Williams Partners LP	896,500	37,142
		552,355

TOTAL ENERGY		601,727

FINANCIALS - 23.0%
Banks - 15.2%
Bank of America Corp.	6,657,050	160,566
Citigroup, Inc.	2,223,883	152,225
JPMorgan Chase & Co.	1,643,871	150,907
PNC Financial Services Group, Inc.	295,320	38,037
Regions Financial Corp.	1,750,100	25,551
Standard Chartered PLC (United Kingdom) (a)	437,473	4,887
SunTrust Banks, Inc.	1,109,192	63,546
U.S. Bancorp	904,185	47,723
Wells Fargo & Co.	1,436,550	77,488
		720,930
Capital Markets - 6.9%
CBOE Holdings, Inc.	114,000	10,776
Charles Schwab Corp.	806,886	34,615
Goldman Sachs Group, Inc.	106,500	23,998
KKR & Co. LP	1,251,698	24,258
Morgan Stanley	1,243,807	58,335
Northern Trust Corp.	479,706	41,979
State Street Corp.	1,057,342	98,576
TD Ameritrade Holding Corp.	80,600	3,686
The Blackstone Group LP	1,014,200	33,925
		330,148
Diversified Financial Services - 0.1%
KKR Renaissance Co-Invest LP unit (a)(c)	20,500	5,188
Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp. (a)	823,092	9,605
Radian Group, Inc.	1,700,990	29,631
		39,236

TOTAL FINANCIALS		1,095,502

HEALTH CARE - 15.1%
Biotechnology - 4.3%
Alexion Pharmaceuticals, Inc. (a)	249,900	34,321
Alnylam Pharmaceuticals, Inc. (a)	59,400	4,915
Amgen, Inc.	403,303	70,380
Biogen, Inc. (a)	60,400	17,491
BioMarin Pharmaceutical, Inc. (a)	106,300	9,326
Celldex Therapeutics, Inc. (a)	9,700	22
Genocea Biosciences, Inc. (a)	215,923	1,229
Gilead Sciences, Inc.	235,800	17,942
Insmed, Inc. (a)	137,744	2,227
Intercept Pharmaceuticals, Inc. (a)	150,910	17,676
Regeneron Pharmaceuticals, Inc. (a)	13,400	6,588
Spark Therapeutics, Inc. (a)	50,900	3,614
TESARO, Inc. (a)	7,754	990
Trevena, Inc. (a)	389,800	1,017
Vertex Pharmaceuticals, Inc. (a)	109,600	16,639
		204,377
Health Care Equipment & Supplies - 2.6%
Boston Scientific Corp. (a)	2,600,927	69,237
DexCom, Inc. (a)	39,300	2,618
Medtronic PLC	342,900	28,793
NxStage Medical, Inc. (a)	404,000	9,514
Zimmer Biomet Holdings, Inc.	114,800	13,928
		124,090
Health Care Providers & Services - 2.7%
Aetna, Inc.	66,300	10,231
Anthem, Inc.	106,500	19,831
Cardinal Health, Inc.	32,300	2,495
Cigna Corp.	142,300	24,698
Express Scripts Holding Co. (a)	173,867	10,891
Humana, Inc.	70,700	16,346
McKesson Corp.	181,604	29,396
UnitedHealth Group, Inc.	87,200	16,726
		130,614
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)	736,392	3,166
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	236,100	14,116
Pharmaceuticals - 5.1%
Allergan PLC	45,913	11,585
Bayer AG	29,600	3,755
Bristol-Myers Squibb Co.	472,500	26,885
CymaBay Therapeutics, Inc. (a)	182,000	1,294
GlaxoSmithKline PLC sponsored ADR	1,772,921	71,839
Jazz Pharmaceuticals PLC (a)	178,293	27,388
Johnson & Johnson	370,710	49,201
Novartis AG sponsored ADR	3,082	263
Sanofi SA	49,045	4,673
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,053,701	33,898
TherapeuticsMD, Inc. (a)	2,011,000	11,362
		242,143

TOTAL HEALTH CARE		718,506

INDUSTRIALS - 10.6%
Aerospace & Defense - 2.1%
General Dynamics Corp.	27,100	5,321
Textron, Inc.	215,200	10,573
The Boeing Co.	109,137	26,461
United Technologies Corp.	470,878	55,832
		98,187
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	223,200	14,642
FedEx Corp.	63,200	13,147
United Parcel Service, Inc. Class B	399,775	44,091
		71,880
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	82,000	6,321
Electrical Equipment - 1.1%
Acuity Brands, Inc.	36,100	7,316
AMETEK, Inc.	428,170	26,367
Hubbell, Inc. Class B	74,900	8,897
Melrose Industries PLC	3,078,681	9,440
		52,020
Industrial Conglomerates - 2.2%
General Electric Co.	4,146,298	106,187
Machinery - 0.7%
Colfax Corp. (a)	61,700	2,547
Deere & Co.	24,800	3,181
Flowserve Corp.	406,700	16,728
Wabtec Corp.	140,400	10,581
		33,037
Professional Services - 0.2%
Acacia Research Corp. (a)	24,000	83
IHS Markit Ltd. (a)	231,540	10,801
		10,884
Road & Rail - 2.6%
CSX Corp.	869,799	42,916
Genesee & Wyoming, Inc. Class A (a)	200,500	13,065
J.B. Hunt Transport Services, Inc.	323,500	29,345
Norfolk Southern Corp.	165,442	18,625
Old Dominion Freight Lines, Inc.	103,900	9,965
Union Pacific Corp.	105,510	10,863
		124,779
Trading Companies & Distributors - 0.0%
Univar, Inc. (a)	30,800	956

TOTAL INDUSTRIALS		504,251

INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 1.5%
Cisco Systems, Inc.	2,221,261	69,859
Internet Software & Services - 4.0%
Akamai Technologies, Inc. (a)	118,000	5,563
Alphabet, Inc.:
Class A (a)	95,287	90,094
Class C (a)	80,778	75,164
Facebook, Inc. Class A (a)	122,800	20,784
		191,605
IT Services - 4.1%
Accenture PLC Class A	7,555	973
Cognizant Technology Solutions Corp. Class A	148,116	10,267
FleetCor Technologies, Inc. (a)	62,300	9,473
MasterCard, Inc. Class A	406,500	51,951
Paychex, Inc.	586,139	33,908
PayPal Holdings, Inc. (a)	181,100	10,603
Unisys Corp. (a)	724,995	9,280
Visa, Inc. Class A	684,180	68,117
		194,572
Semiconductors & Semiconductor Equipment - 1.6%
Qualcomm, Inc.	1,413,350	75,176
Software - 4.2%
Adobe Systems, Inc. (a)	122,590	17,958
Autodesk, Inc. (a)	171,769	19,030
Microsoft Corp.	2,163,396	157,279
Oracle Corp.	60,500	3,021
SAP AG sponsored ADR	13,718	1,452
		198,740
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	976,729	145,269
Western Digital Corp.	8,300	706
		145,975

TOTAL INFORMATION TECHNOLOGY		875,927

MATERIALS - 3.5%
Chemicals - 2.8%
CF Industries Holdings, Inc.	455,500	13,369
E.I. du Pont de Nemours & Co.	112,838	9,276
Intrepid Potash, Inc. (a)(b)	2,379,905	7,211
LyondellBasell Industries NV Class A	239,795	21,603
Monsanto Co.	350,573	40,954
Potash Corp. of Saskatchewan, Inc.	1,217,400	21,775
W.R. Grace & Co.	288,900	19,923
		134,111
Containers & Packaging - 0.5%
WestRock Co.	382,969	21,990
Metals & Mining - 0.2%
Freeport-McMoRan, Inc. (a)	660,300	9,654

TOTAL MATERIALS		165,755

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	7,157	976
Crown Castle International Corp.	44,400	4,466
Public Storage	33,100	6,804
		12,246
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	864,200	41,827
UTILITIES - 1.1%
Electric Utilities - 0.9%
Exelon Corp.	1,043,300	40,000
PPL Corp.	36,300	1,391
		41,391
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	1,334,500	11,984

TOTAL UTILITIES		53,375

TOTAL COMMON STOCKS
(Cost $3,810,104)		4,689,950

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)
(Cost $4,645)	4,645,172	4,645

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 1.11% (e)	59,422,470	59,434
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	2,352,471	2,353
TOTAL MONEY MARKET FUNDS
(Cost $61,786)		61,787
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $3,876,535)		4,756,382
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,727
NET ASSETS - 100%		$4,759,109

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,689,000 or 0.2% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
KKR Renaissance Co-Invest LP unit	7/25/13	$2,163
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 11/4/16	$4,645

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$245
Fidelity Securities Lending Cash Central Fund	31
Total	$276

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$337,725	$337,725	$--	$--
Consumer Staples	283,109	283,109	--	--
Energy	601,727	601,727	--	--
Financials	1,095,502	1,090,314	5,188	--
Health Care	718,506	713,833	4,673	--
Industrials	504,251	504,251	--	--
Information Technology	875,927	875,927	--	--
Materials	165,755	165,755	--	--
Real Estate	12,246	12,246	--	--
Telecommunication Services	41,827	41,827	--	--
Utilities	53,375	53,375	--	--
Other	4,645	--	--	4,645
Money Market Funds	61,787	61,787	--	--
Total Investments in Securities:	$4,756,382	$4,741,876	$9,861	$4,645

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $3,892,553,000. Net unrealized appreciation aggregated $863,829,000 of which $1,044,626,000 related to appreciated investment securities and $180,797,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Stock K6 Fund

July 31, 2017

LCSK6-QTLY-0917
1.9883968.100

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 6.8%
Automobiles - 0.0%
General Motors Co.	306	$11,010
Distributors - 0.3%
LKQ Corp. (a)	3,008	103,956
Household Durables - 0.5%
KB Home	3,839	87,990
Taylor Morrison Home Corp. (a)	2,283	51,641
		139,631
Media - 3.9%
Comcast Corp. Class A	14,931	603,959
Scripps Networks Interactive, Inc. Class A	55	4,808
Sinclair Broadcast Group, Inc. Class A	727	26,208
The Walt Disney Co.	1,660	182,484
Time Warner, Inc.	2,487	254,719
Viacom, Inc. Class B (non-vtg.)	2,079	72,599
		1,144,777
Multiline Retail - 0.6%
Target Corp.	2,900	164,343
Specialty Retail - 1.5%
AutoZone, Inc. (a)	67	36,168
L Brands, Inc.	1,345	62,395
Lowe's Companies, Inc.	3,315	256,581
O'Reilly Automotive, Inc. (a)	104	21,247
TJX Companies, Inc.	724	50,904
		427,295

TOTAL CONSUMER DISCRETIONARY		1,991,012

CONSUMER STAPLES - 6.0%
Beverages - 2.0%
Dr. Pepper Snapple Group, Inc.	622	56,702
Molson Coors Brewing Co. Class B	1,762	156,783
The Coca-Cola Co.	8,295	380,243
		593,728
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	103	16,327
CVS Health Corp.	2,175	173,848
Kroger Co.	3,526	86,458
Wal-Mart Stores, Inc.	2,073	165,819
		442,452
Food Products - 0.1%
Amplify Snack Brands, Inc. (a)	2,100	21,966
Household Products - 1.7%
Procter & Gamble Co.	5,392	489,701
Personal Products - 0.4%
Coty, Inc. Class A	3,630	74,342
Unilever NV (NY Reg.)	830	48,281
		122,623
Tobacco - 0.3%
Altria Group, Inc.	1,349	87,645

TOTAL CONSUMER STAPLES		1,758,115

ENERGY - 12.8%
Energy Equipment & Services - 1.1%
Baker Hughes, a GE Co. Class A	1,971	72,710
Ensco PLC Class A	2,176	11,511
National Oilwell Varco, Inc.	3,213	105,097
Oceaneering International, Inc.	2,269	58,200
Schlumberger Ltd.	829	56,869
		304,387
Oil, Gas & Consumable Fuels - 11.7%
Amyris, Inc. (a)	1,300	5,265
Anadarko Petroleum Corp.	1,968	89,879
Apache Corp.	5,497	271,992
Cabot Oil & Gas Corp.	6,532	162,451
Cenovus Energy, Inc.	19,883	166,974
Cheniere Energy, Inc. (a)	206	9,311
Chevron Corp.	3,733	407,606
ConocoPhillips Co.	12,441	564,448
Golar LNG Ltd.	900	21,429
Imperial Oil Ltd.	4,563	130,952
Kinder Morgan, Inc.	12,237	250,002
Legacy Reserves LP (a)	1,142	1,462
Noble Energy, Inc.	313	9,049
PDC Energy, Inc. (a)	518	24,429
Phillips 66 Co.	308	25,795
SM Energy Co.	1,658	28,833
Suncor Energy, Inc.	15,762	514,169
Teekay Offshore Partners LP	1,500	3,885
The Williams Companies, Inc.	16,177	514,105
Williams Partners LP	5,601	232,049
		3,434,085

TOTAL ENERGY		3,738,472

FINANCIALS - 23.0%
Banks - 15.2%
Bank of America Corp.	41,259	995,165
Citigroup, Inc.	13,787	943,720
JPMorgan Chase & Co.	10,160	932,688
PNC Financial Services Group, Inc.	1,865	240,212
Regions Financial Corp.	10,880	158,848
Standard Chartered PLC (United Kingdom) (a)	2,711	30,286
SunTrust Banks, Inc.	6,843	392,035
U.S. Bancorp	5,600	295,568
Wells Fargo & Co.	8,914	480,821
		4,469,343
Capital Markets - 7.0%
CBOE Holdings, Inc.	725	68,534
Charles Schwab Corp.	4,979	213,599
Goldman Sachs Group, Inc.	623	140,381
KKR & Co. LP	7,774	150,660
Morgan Stanley	7,672	359,817
Northern Trust Corp.	3,006	263,055
State Street Corp.	6,532	608,978
TD Ameritrade Holding Corp.	516	23,597
The Blackstone Group LP	6,323	211,504
		2,040,125
Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp. (a)	5,082	59,307
Radian Group, Inc.	10,200	177,684
		236,991

TOTAL FINANCIALS		6,746,459

HEALTH CARE - 15.3%
Biotechnology - 4.4%
Alexion Pharmaceuticals, Inc. (a)	1,555	213,564
Alnylam Pharmaceuticals, Inc. (a)	400	33,096
Amgen, Inc.	2,489	434,355
Biogen, Inc. (a)	413	119,601
BioMarin Pharmaceutical, Inc. (a)	624	54,744
Celldex Therapeutics, Inc. (a)	102	234
Genocea Biosciences, Inc. (a)	1,300	7,397
Gilead Sciences, Inc.	1,451	110,407
Insmed, Inc. (a)	829	13,405
Intercept Pharmaceuticals, Inc. (a)	930	108,931
Regeneron Pharmaceuticals, Inc. (a)	103	50,637
Spark Therapeutics, Inc. (a)	300	21,300
TESARO, Inc. (a)	48	6,128
Trevena, Inc. (a)	2,386	6,227
Vertex Pharmaceuticals, Inc. (a)	721	109,462
		1,289,488
Health Care Equipment & Supplies - 2.6%
Boston Scientific Corp. (a)	16,175	430,579
DexCom, Inc. (a)	207	13,788
Medtronic PLC	2,076	174,322
NxStage Medical, Inc. (a)	2,487	58,569
Zimmer Biomet Holdings, Inc.	725	87,957
		765,215
Health Care Providers & Services - 2.7%
Aetna, Inc.	415	64,039
Anthem, Inc.	624	116,195
Cardinal Health, Inc.	206	15,916
Cigna Corp.	931	161,584
Express Scripts Holding Co. (a)	1,039	65,083
Humana, Inc.	415	95,948
McKesson Corp.	1,140	184,532
UnitedHealth Group, Inc.	519	99,549
		802,846
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)	4,144	17,819
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	1,455	86,994
Pharmaceuticals - 5.2%
Allergan PLC	310	78,222
Bayer AG	206	26,130
Bristol-Myers Squibb Co.	2,905	165,295
CymaBay Therapeutics, Inc. (a)	940	6,683
GlaxoSmithKline PLC sponsored ADR	10,989	445,274
Jazz Pharmaceuticals PLC (a)	1,140	175,115
Johnson & Johnson	2,282	302,867
Novartis AG sponsored ADR	19	1,619
Sanofi SA	304	28,968
Teva Pharmaceutical Industries Ltd. sponsored ADR	6,534	210,199
TherapeuticsMD, Inc. (a)	12,441	70,292
		1,510,664

TOTAL HEALTH CARE		4,473,026

INDUSTRIALS - 10.7%
Aerospace & Defense - 2.2%
General Dynamics Corp.	206	40,444
Textron, Inc.	1,348	66,227
The Boeing Co.	724	175,541
United Technologies Corp.	2,904	344,327
		626,539
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	1,349	88,494
FedEx Corp.	414	86,124
United Parcel Service, Inc. Class B	2,487	274,291
		448,909
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	518	39,927
Electrical Equipment - 1.1%
Acuity Brands, Inc.	208	42,151
AMETEK, Inc.	2,695	165,958
Hubbell, Inc. Class B	417	49,535
Melrose Industries PLC	19,089	58,532
		316,176
Industrial Conglomerates - 2.3%
General Electric Co.	25,709	658,407
Machinery - 0.7%
Colfax Corp. (a)	414	17,090
Deere & Co.	106	13,598
Flowserve Corp.	2,490	102,414
Wabtec Corp.	830	62,549
		195,651
Professional Services - 0.2%
IHS Markit Ltd. (a)	1,451	67,689
Road & Rail - 2.6%
CSX Corp.	5,391	265,992
Genesee & Wyoming, Inc. Class A (a)	1,244	81,059
J.B. Hunt Transport Services, Inc.	1,969	178,608
Norfolk Southern Corp.	1,036	116,633
Old Dominion Freight Lines, Inc.	624	59,848
Union Pacific Corp.	623	64,144
		766,284
Trading Companies & Distributors - 0.0%
Univar, Inc. (a)	207	6,425

TOTAL INDUSTRIALS		3,126,007

INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 1.5%
Cisco Systems, Inc.	13,787	433,601
Internet Software & Services - 4.2%
Akamai Technologies, Inc. (a)	726	34,224
Alphabet, Inc.:
Class A (a)	621	587,156
Class C (a)	518	481,999
Facebook, Inc. Class A (a)	728	123,214
		1,226,593
IT Services - 4.1%
Accenture PLC Class A	47	6,055
Cognizant Technology Solutions Corp. Class A	931	64,537
FleetCor Technologies, Inc. (a)	400	60,824
MasterCard, Inc. Class A	2,489	318,094
Paychex, Inc.	3,628	209,880
PayPal Holdings, Inc. (a)	1,140	66,747
Unisys Corp. (a)	4,477	57,306
Visa, Inc. Class A	4,252	423,329
		1,206,772
Semiconductors & Semiconductor Equipment - 1.6%
Qualcomm, Inc.	8,811	468,657
Software - 4.1%
Adobe Systems, Inc. (a)	727	106,498
Autodesk, Inc. (a)	1,041	115,332
Microsoft Corp.	13,373	972,217
Oracle Corp.	413	20,621
SAP AG sponsored ADR	85	8,997
		1,223,665
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	6,015	894,611
Western Digital Corp.	105	8,938
		903,549

TOTAL INFORMATION TECHNOLOGY		5,462,837

MATERIALS - 3.5%
Chemicals - 2.8%
CF Industries Holdings, Inc.	2,800	82,180
E.I. du Pont de Nemours & Co.	725	59,602
Intrepid Potash, Inc. (a)	14,726	44,620
LyondellBasell Industries NV Class A	1,451	130,721
Monsanto Co.	2,178	254,434
Potash Corp. of Saskatchewan, Inc.	7,563	135,276
W.R. Grace & Co.	1,763	121,576
		828,409
Containers & Packaging - 0.5%
WestRock Co.	2,385	136,947
Metals & Mining - 0.2%
Freeport-McMoRan, Inc. (a)	4,046	59,153

TOTAL MATERIALS		1,024,509

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	45	6,135
Crown Castle International Corp.	310	31,180
Public Storage	207	42,553
		79,868
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	5,386	260,682
UTILITIES - 1.1%
Electric Utilities - 0.9%
Exelon Corp.	6,431	246,565
PPL Corp.	208	7,973
		254,538
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	8,286	74,408

TOTAL UTILITIES		328,946

TOTAL COMMON STOCKS
(Cost $28,965,468)		28,989,933

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 1.11% (b)
(Cost $353,157)	353,087	353,157
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $29,318,625)		29,343,090
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(66,102)
NET ASSETS - 100%		$29,276,988

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$178
Total	$178

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,991,012	$1,991,012	$--	$--
Consumer Staples	1,758,115	1,758,115	--	--
Energy	3,738,472	3,738,472	--	--
Financials	6,746,459	6,746,459	--	--
Health Care	4,473,026	4,444,058	28,968	--
Industrials	3,126,007	3,126,007	--	--
Information Technology	5,462,837	5,462,837	--	--
Materials	1,024,509	1,024,509	--	--
Real Estate	79,868	79,868	--	--
Telecommunication Services	260,682	260,682	--	--
Utilities	328,946	328,946	--	--
Money Market Funds	353,157	353,157	--	--
Total Investments in Securities:	$29,343,090	$29,314,122	$28,968	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $29,318,658. Net unrealized appreciation aggregated $24,432, of which $152,457 related to appreciated investment securities and $128,025 related to depreciated investment securities.

During the period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $28,434,880 in exchange for 2,763,351 shares of the Fund. The Fund recognized no gain or loss for federal income tax purposes.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Mid-Cap Stock Fund

July 31, 2017

MCS-QTLY-0917
1.804824.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.4%
Magna International, Inc. Class A (sub. vtg.)	695,600	$33,175
Automobiles - 0.7%
Fiat Chrysler Automobiles NV	4,781,800	57,812
Distributors - 0.7%
Pool Corp.	490,901	53,076
Hotels, Restaurants & Leisure - 3.1%
ARAMARK Holdings Corp.	3,886,340	154,910
Noodles & Co. (a)(b)(c)	2,354,500	9,065
U.S. Foods Holding Corp. (a)	2,098,200	59,064
Whitbread PLC	406,510	20,639
		243,678
Household Durables - 3.7%
D.R. Horton, Inc.	1,206,433	43,058
Lennar Corp. Class A	583,900	30,620
NVR, Inc. (a)	54,400	142,008
Toll Brothers, Inc.	2,111,287	81,475
		297,161
Leisure Products - 0.1%
New Academy Holding Co. LLC unit (a)(d)(e)	294,000	6,853
Media - 0.2%
WME Entertainment Parent, LLC Class A (a)(e)(f)	8,324,258	18,813
Multiline Retail - 0.7%
Dollar General Corp.	513,300	38,580
Macy's, Inc.	709,600	16,853
		55,433
Specialty Retail - 2.2%
AutoZone, Inc. (a)	68,000	36,708
Citi Trends, Inc.	722,453	16,002
Ross Stores, Inc.	478,500	26,471
Tiffany & Co., Inc.	755,300	72,139
Ulta Beauty, Inc. (a)	84,600	21,252
		172,572
Textiles, Apparel & Luxury Goods - 0.8%
Brunello Cucinelli SpA	2,067,300	60,692

TOTAL CONSUMER DISCRETIONARY		999,265

CONSUMER STAPLES - 3.4%
Beverages - 0.7%
Molson Coors Brewing Co. Class B	606,100	53,931
Food & Staples Retailing - 0.7%
Kroger Co.	2,434,800	59,701
Food Products - 1.2%
Amira Nature Foods Ltd. (a)(b)	1,783,275	11,074
Amplify Snack Brands, Inc. (a)(b)	3,600,997	37,666
Greencore Group PLC	3,913,584	11,556
The Hershey Co.	301,400	31,740
		92,036
Household Products - 0.4%
Church & Dwight Co., Inc.	616,646	32,898
Personal Products - 0.4%
Coty, Inc. Class A	1,454,800	29,794

TOTAL CONSUMER STAPLES		268,360

ENERGY - 8.3%
Energy Equipment & Services - 1.2%
Borr Drilling Ltd. (a)	7,496,000	27,409
Oceaneering International, Inc.	1,734,900	44,500
TechnipFMC PLC (a)	674,200	19,242
		91,151
Oil, Gas & Consumable Fuels - 7.1%
Cabot Oil & Gas Corp.	2,062,800	51,302
Cimarex Energy Co.	414,500	41,048
Cobalt International Energy, Inc.(a)(b)	205,687	531
Denbury Resources, Inc. (a)(b)	4,034,200	5,890
Diamondback Energy, Inc. (a)	522,000	50,049
Energy Transfer Equity LP	1,017,000	17,970
GasLog Ltd. (b)	1,627,777	29,707
Golar LNG Ltd. (b)	1,428,800	34,020
SM Energy Co.	1,451,300	25,238
Southwestern Energy Co. (a)	1,239,400	7,065
The Williams Companies, Inc.	5,378,000	170,913
Whiting Petroleum Corp. (a)	1,751,200	9,194
Williams Partners LP	2,944,100	121,974
		564,901

TOTAL ENERGY		656,052

FINANCIALS - 16.6%
Banks - 7.1%
Cullen/Frost Bankers, Inc.	113,764	10,327
First Republic Bank	1,000,300	100,360
FNB Corp., Pennsylvania	3,698,600	50,671
Huntington Bancshares, Inc.	5,164,000	68,423
M&T Bank Corp.	454,400	74,135
Metro Bank PLC (a)(b)	443,600	21,199
Prosperity Bancshares, Inc.	592,900	38,005
Regions Financial Corp.	5,797,524	84,644
SunTrust Banks, Inc.	1,070,300	61,317
Texas Capital Bancshares, Inc. (a)	145,731	11,418
UMB Financial Corp.	631,300	43,976
		564,475
Capital Markets - 1.0%
KKR & Co. LP	4,039,184	78,279
Insurance - 6.5%
Arch Capital Group Ltd. (a)	1,080,700	105,109
Brown & Brown, Inc.	1,181,800	52,708
First American Financial Corp.	2,404,000	116,378
FNF Group	2,009,400	98,179
Progressive Corp.	1,774,700	83,642
Willis Group Holdings PLC	407,100	60,609
		516,625
Mortgage Real Estate Investment Trusts - 0.1%
KKR Real Estate Finance Trust, Inc.	425,600	8,725
Thrifts & Mortgage Finance - 1.9%
MGIC Investment Corp. (a)	5,946,709	69,398
Radian Group, Inc.	4,422,744	77,044
		146,442

TOTAL FINANCIALS		1,314,546

HEALTH CARE - 11.6%
Health Care Equipment & Supplies - 3.6%
Boston Scientific Corp. (a)	4,733,400	126,003
DexCom, Inc. (a)	451,100	30,048
Fisher & Paykel Healthcare Corp.	2,547,666	20,989
Sartorius Stedim Biotech	252,200	17,979
Teleflex, Inc.	315,200	65,316
The Cooper Companies, Inc.	112,165	27,354
		287,689
Health Care Providers & Services - 3.2%
Acadia Healthcare Co., Inc. (a)(b)	771,800	40,851
Amplifon SpA	2,524,582	36,282
Henry Schein, Inc. (a)	227,700	41,489
MEDNAX, Inc. (a)	936,600	44,001
Premier, Inc. (a)	580,400	20,256
Teladoc, Inc. (a)(b)	465,100	15,255
Universal Health Services, Inc. Class B	498,900	55,293
		253,427
Health Care Technology - 1.0%
Cerner Corp. (a)	446,400	28,735
HealthStream, Inc. (a)	845,900	19,980
Medidata Solutions, Inc. (a)	396,300	30,440
		79,155
Life Sciences Tools & Services - 3.2%
Agilent Technologies, Inc.	1,178,100	70,439
Eurofins Scientific SA	332,300	185,042
		255,481
Pharmaceuticals - 0.6%
Catalent, Inc. (a)	1,212,850	42,086

TOTAL HEALTH CARE		917,838

INDUSTRIALS - 12.5%
Aerospace & Defense - 3.0%
Elbit Systems Ltd.(b)	192,200	24,221
HEICO Corp.	41,892	3,367
HEICO Corp. Class A	299,500	21,279
KEYW Holding Corp. (a)(b)(c)	4,531,336	40,012
Rockwell Collins, Inc.	443,200	47,214
Space Exploration Technologies Corp. Class A (a)(e)	124,710	16,836
Teledyne Technologies, Inc. (a)	476,400	64,952
TransDigm Group, Inc.	79,500	22,430
		240,311
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc. (b)	495,600	32,511
Expeditors International of Washington, Inc.	567,657	33,424
		65,935
Commercial Services & Supplies - 1.0%
KAR Auction Services, Inc.	714,700	30,046
Stericycle, Inc. (a)	324,600	25,020
U.S. Ecology, Inc.	457,981	23,769
		78,835
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc.	638,800	33,678
Electrical Equipment - 2.1%
AMETEK, Inc.	1,189,992	73,280
Generac Holdings, Inc. (a)	817,700	29,413
Melrose Industries PLC	11,264,617	34,541
Regal Beloit Corp.	381,100	31,765
		168,999
Machinery - 3.1%
Donaldson Co., Inc.	1,200,800	57,026
Flowserve Corp.	1,153,400	47,439
Kennametal, Inc.	903,800	33,350
Pentair PLC	910,800	57,444
Rational AG	76,000	47,778
		243,037
Marine - 0.2%
Goodbulk Ltd. (a)(c)	906,187	11,237
Hapag-Lloyd AG (a)	118,466	4,684
		15,921
Road & Rail - 0.7%
Genesee & Wyoming, Inc. Class A (a)	806,600	52,558
Trading Companies & Distributors - 1.2%
Rush Enterprises, Inc. Class A (a)	738,700	31,860
United Rentals, Inc. (a)	490,173	58,311
		90,171

TOTAL INDUSTRIALS		989,445

INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 0.3%
Juniper Networks, Inc.	817,800	22,858
Electronic Equipment & Components - 4.9%
Amphenol Corp. Class A	1,122,200	85,983
Arrow Electronics, Inc. (a)	1,329,000	108,034
CDW Corp.	450,100	28,550
Fabrinet (a)	1,117,231	50,287
IPG Photonics Corp. (a)	336,500	51,363
Keysight Technologies, Inc. (a)	1,528,900	63,587
		387,804
Internet Software & Services - 2.3%
Akamai Technologies, Inc. (a)	1,187,000	55,955
Endurance International Group Holdings, Inc. (a)	2,344,600	21,688
GoDaddy, Inc. (a)	1,296,500	55,724
LogMeIn, Inc.	424,781	49,466
		182,833
IT Services - 6.3%
Fidelity National Information Services, Inc.	663,186	60,496
First Data Corp. Class A (a)	6,852,773	127,873
Fiserv, Inc. (a)	534,800	68,722
FleetCor Technologies, Inc. (a)	338,100	51,411
Leidos Holdings, Inc.	1,518,400	81,143
Total System Services, Inc.	624,100	39,605
WNS Holdings Ltd. sponsored ADR (a)	2,005,300	69,283
		498,533
Semiconductors & Semiconductor Equipment - 0.8%
KLA-Tencor Corp.	238,300	22,074
Maxim Integrated Products, Inc.	490,900	22,306
Xilinx, Inc.	378,900	23,969
		68,349
Software - 3.9%
ANSYS, Inc. (a)	887,000	114,911
Aspen Technology, Inc. (a)	1,716,800	97,634
Citrix Systems, Inc. (a)	746,500	58,959
Red Hat, Inc. (a)	371,300	36,710
		308,214

TOTAL INFORMATION TECHNOLOGY		1,468,591

MATERIALS - 2.6%
Chemicals - 0.5%
Albemarle Corp. U.S.	182,100	21,087
Potash Corp. of Saskatchewan, Inc.	1,233,500	22,063
		43,150
Construction Materials - 0.1%
Forterra, Inc.(b)	994,600	8,882
Containers & Packaging - 0.8%
WestRock Co.	1,156,900	66,429
Metals & Mining - 1.2%
Franco-Nevada Corp.	342,600	24,822
Freeport-McMoRan, Inc. (a)	1,595,900	23,332
Newcrest Mining Ltd.	1,286,984	20,798
Novagold Resources, Inc. (a)(b)	5,118,176	22,825
		91,777

TOTAL MATERIALS		210,238

REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 3.9%
Apartment Investment & Management Co. Class A	912,500	41,564
Cousins Properties, Inc.	5,242,791	48,181
Essex Property Trust, Inc.	262,600	68,722
Healthcare Realty Trust, Inc.	1,239,500	41,275
Healthcare Trust of America, Inc.	1,651,900	50,532
National Retail Properties, Inc. (b)	357,700	14,301
Parkway, Inc.	655,373	15,080
VEREIT, Inc.	3,822,100	31,762
		311,417
Real Estate Management & Development - 0.5%
Realogy Holdings Corp.	1,136,000	37,715

TOTAL REAL ESTATE		349,132

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Iridium Communications, Inc. (a)(b)	1,809,500	18,005
UTILITIES - 5.5%
Electric Utilities - 3.9%
Alliant Energy Corp.	2,027,400	82,171
IDACORP, Inc.	948,433	81,907
OGE Energy Corp.	2,171,600	77,874
Xcel Energy, Inc.	1,346,882	63,721
		305,673
Gas Utilities - 1.6%
Atmos Energy Corp.	1,214,597	105,378
Spire, Inc.	333,000	24,176
		129,554

TOTAL UTILITIES		435,227

TOTAL COMMON STOCKS
(Cost $5,514,457)		7,626,699

Preferred Stocks - 0.2%
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (e)	439,714	9,525
Nonconvertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Sartorius AG (non-vtg.)	95,836	9,070
TOTAL PREFERRED STOCKS
(Cost $16,979)		18,595
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.1%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Pacific Drilling SA 5.375% 6/1/20 (Cost $17,427)(g)	26,110	10,705
	Shares	Value (000s)

Other - 0.2%
ENERGY - 0.2%
Oil, Gas and Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (e)(f)
(Cost $13,599)	13,598,556	13,599

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 1.11% (h)	275,005,853	275,061
Fidelity Securities Lending Cash Central Fund 1.11% (h)(i)	162,718,291	162,735
TOTAL MONEY MARKET FUNDS
(Cost $437,733)		437,796
TOTAL INVESTMENT PORTFOLIO - 102.2%
(Cost $6,000,195)		8,107,394
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(175,684)
NET ASSETS - 100%		$7,931,710

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $65,626,000 or 0.8% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,705,000 or 0.1% of net assets.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
New Academy Holding Co. LLC unit	8/1/11	$30,988
Peloton Interactive, Inc. Series E	3/31/17	$9,525
Space Exploration Technologies Corp. Class A	4/8/16 - 4/6/17	$12,269
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 11/4/16	$13,599
WME Entertainment Parent, LLC Class A	8/16/16	$16,835

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,031
Fidelity Securities Lending Cash Central Fund	626
Total	$1,657

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Citi Trends, Inc.	$16,679	$--	$3,630	$71	$--
Goodbulk Ltd.	9,884	--	--	--	11,237
KEYW Holding Corp.	43,005	--	3	--	40,012
Noodles & Co.	13,774	--	--	--	9,065
Total	$83,342	$--	$3,633	$71	$60,314

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,008,790	$973,599	$--	$35,191
Consumer Staples	268,360	268,360	--	--
Energy	656,052	656,052	--	--
Financials	1,314,546	1,314,546	--	--
Health Care	926,908	926,908	--	--
Industrials	989,445	961,372	--	28,073
Information Technology	1,468,591	1,468,591	--	--
Materials	210,238	210,238	--	--
Real Estate	349,132	349,132	--	--
Telecommunication Services	18,005	18,005	--	--
Utilities	435,227	435,227	--	--
Corporate Bonds	10,705	--	10,705	--
Other	13,599	--	--	13,599
Money Market Funds	437,796	437,796	--	--
Total Investments in Securities:	$8,107,394	$8,019,826	$10,705	$76,863

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $5,997,467,000. Net unrealized appreciation aggregated $2,109,927,000, of which $2,529,139,000 related to appreciated investment securities and $419,212,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Small Cap Discovery Fund

July 31, 2017

XS4-QTLY-0917
1.968035.103

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 16.0%
Hotels, Restaurants & Leisure - 2.1%
Cedar Fair LP (depositary unit)	500,000	$34,720,000
Household Durables - 9.0%
CalAtlantic Group, Inc.	1,200,000	42,120,000
KB Home	1,000,000	22,920,000
Meritage Homes Corp. (a)	1,200,000	48,900,000
Taylor Morrison Home Corp. (a)	1,500,000	33,930,000
		147,870,000
Leisure Products - 1.0%
Vista Outdoor, Inc. (a)	701,064	16,187,568
Specialty Retail - 2.6%
Aarons, Inc. Class A	900,000	41,652,000
Textiles, Apparel & Luxury Goods - 1.3%
Emerald Expositions Events, Inc.	904,352	20,700,617

TOTAL CONSUMER DISCRETIONARY		261,130,185

CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 1.4%
United Natural Foods, Inc. (a)	600,000	23,118,000
Food Products - 2.6%
Post Holdings, Inc. (a)	500,000	41,600,000

TOTAL CONSUMER STAPLES		64,718,000

ENERGY - 2.2%
Energy Equipment & Services - 2.2%
Oil States International, Inc. (a)	570,900	14,186,865
ShawCor Ltd. Class A	1,000,000	22,410,267
		36,597,132
FINANCIALS - 20.1%
Banks - 11.5%
Associated Banc-Corp.	1,497,500	35,865,125
BOK Financial Corp.	500,000	42,535,000
Cullen/Frost Bankers, Inc.	500,000	45,390,000
First Citizen Bancshares, Inc.	125,000	46,002,500
Hilltop Holdings, Inc.	750,000	18,772,500
		188,565,125
Capital Markets - 4.8%
Federated Investors, Inc. Class B (non-vtg.)	1,100,000	31,713,000
Monex Group, Inc.	7,929,000	22,439,548
OM Asset Management Ltd.	1,640,400	24,720,828
		78,873,376
Insurance - 1.5%
Aspen Insurance Holdings Ltd.	500,000	24,400,000
Thrifts & Mortgage Finance - 2.3%
Washington Federal, Inc.	1,100,000	36,795,000

TOTAL FINANCIALS		328,633,501

HEALTH CARE - 10.7%
Health Care Equipment & Supplies - 4.0%
Hill-Rom Holdings, Inc.	600,000	44,712,000
Integra LifeSciences Holdings Corp. (a)	400,000	19,864,000
		64,576,000
Health Care Providers & Services - 2.5%
Civitas Solutions, Inc. (a)(b)	2,250,000	40,162,500
Pharmaceuticals - 4.2%
Innoviva, Inc. (a)	2,120,639	29,095,167
Prestige Brands Holdings, Inc. (a)	750,000	40,222,500
		69,317,667

TOTAL HEALTH CARE		174,056,167

INDUSTRIALS - 15.8%
Aerospace & Defense - 2.7%
Engility Holdings, Inc. (a)	800,000	23,336,000
Ultra Electronics Holdings PLC	750,000	20,750,863
		44,086,863
Commercial Services & Supplies - 1.6%
Knoll, Inc.	1,375,541	26,630,474
Electrical Equipment - 3.3%
Regal Beloit Corp.	650,000	54,177,500
Machinery - 1.8%
Hillenbrand, Inc.	114,515	4,122,540
Mueller Industries, Inc.	800,000	25,200,000
		29,322,540
Road & Rail - 4.3%
Genesee & Wyoming, Inc. Class A (a)	500,000	32,580,000
Swift Transporation Co. (a)	1,500,000	38,250,000
		70,830,000
Trading Companies & Distributors - 2.1%
WESCO International, Inc. (a)	650,000	33,312,500

TOTAL INDUSTRIALS		258,359,877

INFORMATION TECHNOLOGY - 16.3%
Electronic Equipment & Components - 5.6%
SYNNEX Corp.	300,000	35,676,000
Tech Data Corp. (a)	550,000	56,320,000
		91,996,000
Internet Software & Services - 5.8%
Cimpress NV (a)(c)	500,000	44,120,000
j2 Global, Inc.	600,000	50,778,000
		94,898,000
IT Services - 4.9%
Booz Allen Hamilton Holding Corp. Class A	450,000	15,435,000
CACI International, Inc. Class A (a)	300,000	37,530,000
Presidio, Inc. (c)	2,000,000	27,260,000
		80,225,000

TOTAL INFORMATION TECHNOLOGY		267,119,000

MATERIALS - 7.5%
Chemicals - 1.2%
Tronox Ltd. Class A	1,000,000	19,380,000
Construction Materials - 1.4%
Wienerberger AG	1,000,000	23,013,072
Containers & Packaging - 2.4%
Silgan Holdings, Inc.	1,300,000	39,390,000
Metals & Mining - 2.5%
Carpenter Technology Corp.	460,421	18,614,821
Compass Minerals International, Inc. (c)	200,000	13,810,000
Haynes International, Inc.	238,714	7,466,974
		39,891,795

TOTAL MATERIALS		121,674,867

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.6%
CareTrust (REIT), Inc.	1,000,000	18,240,000
Store Capital Corp.	1,750,000	40,932,500
		59,172,500
UTILITIES - 1.2%
Gas Utilities - 1.2%
Southwest Gas Holdings, Inc.	250,000	20,025,000
TOTAL COMMON STOCKS
(Cost $1,251,359,887)		1,591,486,229
	Principal Amount	Value

Nonconvertible Bonds - 0.2%
INDUSTRIALS - 0.2%
Machinery - 0.2%
Mueller Industries, Inc. 6% 3/1/27 (Cost $4,000,000)	4,000,000	4,090,000
	Shares	Value

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 1.11% (d)	39,013,513	39,021,316
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	36,203,118	36,206,738
TOTAL MONEY MARKET FUNDS
(Cost $75,224,619)		75,228,054
TOTAL INVESTMENT PORTFOLIO - 102.2%
(Cost $1,330,584,506)		1,670,804,283
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(36,403,729)
NET ASSETS - 100%		$1,634,400,554

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$78,529
Fidelity Securities Lending Cash Central Fund	29,310
Total	$107,839

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Civitas Solutions, Inc.	$40,050,000	$--	$--	$--	$40,162,500
Total	$40,050,000	$--	$--	$--	$40,162,500

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$261,130,185	$261,130,185	$--	$--
Consumer Staples	64,718,000	64,718,000	--	--
Energy	36,597,132	36,597,132	--	--
Financials	328,633,501	328,633,501	--	--
Health Care	174,056,167	174,056,167	--	--
Industrials	258,359,877	258,359,877	--	--
Information Technology	267,119,000	267,119,000	--	--
Materials	121,674,867	121,674,867	--	--
Real Estate	59,172,500	59,172,500	--	--
Utilities	20,025,000	20,025,000	--	--
Corporate Bonds	4,090,000	--	4,090,000	--
Money Market Funds	75,228,054	75,228,054	--	--
Total Investments in Securities:	$1,670,804,283	$1,666,714,283	$4,090,000	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $1,330,584,506. Net unrealized appreciation aggregated $340,219,777, of which $380,185,193 related to appreciated investment securities and $39,965,416 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Discovery Fund

July 31, 2017

SMR-QTLY-0917
1.804843.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 14.5%
Household Durables - 6.6%
CalAtlantic Group, Inc.	4,500,000	$157,950,000
KB Home (a)	4,500,000	103,140,000
Meritage Homes Corp. (b)	1,956,880	79,742,860
TopBuild Corp. (b)	237,167	12,517,674
		353,350,534
Leisure Products - 1.0%
Vista Outdoor, Inc. (b)	2,339,467	54,018,293
Media - 2.6%
Cinemark Holdings, Inc.	3,500,000	136,150,000
Specialty Retail - 3.0%
Aarons, Inc. Class A	3,500,000	161,980,000
Textiles, Apparel & Luxury Goods - 1.3%
Emerald Expositions Events, Inc.	3,000,000	68,670,000

TOTAL CONSUMER DISCRETIONARY		774,168,827

CONSUMER STAPLES - 4.7%
Food & Staples Retailing - 1.6%
United Natural Foods, Inc. (b)	2,250,000	86,692,500
Food Products - 3.1%
Post Holdings, Inc. (b)	2,000,000	166,400,000

TOTAL CONSUMER STAPLES		253,092,500

ENERGY - 3.2%
Energy Equipment & Services - 3.2%
Oil States International, Inc. (b)	2,500,000	62,125,000
ShawCor Ltd. Class A (c)	5,000,000	112,051,333
		174,176,333
FINANCIALS - 18.1%
Banks - 12.1%
Associated Banc-Corp.	5,000,000	119,750,000
Cathay General Bancorp	1,069,613	40,057,007
Cullen/Frost Bankers, Inc.	1,750,000	158,865,000
First Citizen Bancshares, Inc.	250,000	92,005,000
First Citizen Bancshares, Inc. Class A (b)	200,000	73,604,000
First Hawaiian, Inc.	1,293,053	38,145,064
Hilltop Holdings, Inc.	2,000,000	50,060,000
Prosperity Bancshares, Inc.	1,137,716	72,927,596
		645,413,667
Capital Markets - 2.4%
Federated Investors, Inc. Class B (non-vtg.) (a)	4,500,000	129,735,000
Insurance - 1.1%
Amerisafe, Inc. (c)	1,000,000	57,750,000
Thrifts & Mortgage Finance - 2.5%
Washington Federal, Inc.	4,000,000	133,800,000

TOTAL FINANCIALS		966,698,667

HEALTH CARE - 13.4%
Health Care Equipment & Supplies - 5.4%
Hill-Rom Holdings, Inc.	2,000,000	149,040,000
Integra LifeSciences Holdings Corp. (b)	2,800,000	139,048,000
		288,088,000
Health Care Providers & Services - 4.1%
Chemed Corp.	300,000	59,250,000
Envision Healthcare Corp. (b)	1,400,000	79,002,000
Owens & Minor, Inc.	2,500,000	80,575,000
		218,827,000
Pharmaceuticals - 3.9%
Innoviva, Inc. (b)(c)	7,483,728	102,676,748
Prestige Brands Holdings, Inc. (b)	2,000,000	107,260,000
		209,936,748

TOTAL HEALTH CARE		716,851,748

INDUSTRIALS - 13.1%
Aerospace & Defense - 1.0%
Ultra Electronics Holdings PLC	2,000,000	55,335,636
Electrical Equipment - 3.7%
Powell Industries, Inc. (c)	950,000	30,257,500
Regal Beloit Corp.	2,000,000	166,700,000
		196,957,500
Machinery - 0.9%
Hillenbrand, Inc.	282,660	10,175,760
Mueller Industries, Inc.	1,231,900	38,804,850
		48,980,610
Road & Rail - 4.3%
Genesee & Wyoming, Inc. Class A (b)	1,500,000	97,740,000
Swift Transporation Co. (a)(b)	5,075,000	129,412,500
		227,152,500
Trading Companies & Distributors - 3.2%
Diploma PLC	3,000,000	42,748,560
WESCO International, Inc. (b)(c)	2,500,000	128,125,000
		170,873,560

TOTAL INDUSTRIALS		699,299,806

INFORMATION TECHNOLOGY - 17.2%
Electronic Equipment & Components - 5.7%
SYNNEX Corp.	1,012,681	120,428,025
Tech Data Corp. (b)	1,800,000	184,319,997
		304,748,022
Internet Software & Services - 5.7%
Cimpress NV (a)(b)	1,500,000	132,360,000
j2 Global, Inc.	2,000,000	169,260,000
		301,620,000
IT Services - 5.8%
Booz Allen Hamilton Holding Corp. Class A	3,500,000	120,050,000
CACI International, Inc. Class A (b)	1,100,000	137,610,000
Presidio, Inc.	4,000,000	54,520,000
		312,180,000

TOTAL INFORMATION TECHNOLOGY		918,548,022

MATERIALS - 8.0%
Chemicals - 1.3%
Tronox Ltd. Class A	3,498,975	67,810,136
Construction Materials - 1.3%
Wienerberger AG	3,000,000	69,039,216
Containers & Packaging - 2.8%
Silgan Holdings, Inc.	5,000,000	151,500,000
Metals & Mining - 2.6%
Carpenter Technology Corp.	1,842,565	74,494,903
Compass Minerals International, Inc. (a)	500,000	34,525,000
Haynes International, Inc. (c)	953,734	29,832,800
		138,852,703

TOTAL MATERIALS		427,202,055

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 3.4%
CareTrust (REIT), Inc.	3,000,000	54,720,000
Store Capital Corp.	5,500,000	128,645,000
		183,365,000
UTILITIES - 1.0%
Electric Utilities - 1.0%
Portland General Electric Co.	1,200,000	53,628,000
TOTAL COMMON STOCKS
(Cost $3,636,117,374)		5,167,030,958
	Principal Amount	Value

Nonconvertible Bonds - 0.1%
INDUSTRIALS - 0.1%
Machinery - 0.1%
Mueller Industries, Inc. 6% 3/1/27 (Cost $6,159,000)	6,159,000	6,297,578
	Shares	Value

Money Market Funds - 7.2%
Fidelity Cash Central Fund, 1.11% (d)	179,579,592	179,615,508
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	204,743,227	204,763,702
TOTAL MONEY MARKET FUNDS
(Cost $384,372,844)		384,379,210
TOTAL INVESTMENT PORTFOLIO - 103.9%
(Cost $4,026,649,218)		5,557,707,746
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(206,942,082)
NET ASSETS - 100%		$5,350,765,664

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$224,685
Fidelity Securities Lending Cash Central Fund	126,376
Total	$351,061

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aarons, Inc. Class A	$179,700,000	$--	$56,385,559	$119,419	$161,980,000
Amerisafe, Inc.	57,550,000	--	--	200,000	57,750,000
Carpenter Technology Corp.	152,084,514	--	71,993,863	--	74,494,903
Haynes International, Inc.	46,519,000	--	5,428,552	233,592	29,832,800
Innoviva, Inc.	88,195,734	--	--	--	102,676,748
Powell Industries, Inc.	32,765,500	--	--	247,000	30,257,500
ShawCor Ltd. Class A	125,453,280	--	--	468,268	112,051,333
Tech Data Corp.	191,300,001	--	20,485,103	--	184,319,997
WESCO International, Inc.	152,375,000	--	--	--	128,125,000
Total	$1,025,943,029	$--	$154,293,077	$1,268,279	$881,488,281

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$774,168,827	$774,168,827	$--	$--
Consumer Staples	253,092,500	253,092,500	--	--
Energy	174,176,333	174,176,333	--	--
Financials	966,698,667	966,698,667	--	--
Health Care	716,851,748	716,851,748	--	--
Industrials	699,299,806	699,299,806	--	--
Information Technology	918,548,022	918,548,022	--	--
Materials	427,202,055	427,202,055	--	--
Real Estate	183,365,000	183,365,000	--	--
Utilities	53,628,000	53,628,000	--	--
Corporate Bonds	6,297,578	--	6,297,578	--
Money Market Funds	384,379,210	384,379,210	--	--
Total Investments in Securities:	$5,557,707,746	$5,551,410,168	$6,297,578	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $4,026,968,461. Net unrealized appreciation aggregated $1,530,739,285, of which $1,662,822,148 related to appreciated investment securities and $132,082,863 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Stock Fund

July 31, 2017

SLC-QTLY-0917
1.804879.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.5%
Hotels, Restaurants & Leisure - 1.0%
Cedar Fair LP (depositary unit)	143,604	$9,972
Del Frisco's Restaurant Group, Inc. (a)	518,545	7,363
		17,335
Household Durables - 2.0%
KB Home	951,600	21,811
New Home Co. LLC (a)(b)	1,051,154	11,363
		33,174
Media - 4.2%
AMC Networks, Inc. Class A (a)	191,191	12,227
Cinemark Holdings, Inc.	645,720	25,119
Gray Television, Inc. (a)	848,550	12,643
Lions Gate Entertainment Corp. Class B (a)	769,180	21,160
		71,149
Multiline Retail - 0.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	145,900	6,522
Specialty Retail - 0.8%
Murphy U.S.A., Inc. (a)	90,310	6,839
Select Comfort Corp. (a)	187,800	6,350
		13,189
Textiles, Apparel & Luxury Goods - 1.1%
Emerald Expositions Events, Inc.	447,400	10,241
Steven Madden Ltd. (a)	216,132	8,861
		19,102

TOTAL CONSUMER DISCRETIONARY		160,471

CONSUMER STAPLES - 4.7%
Beverages - 1.6%
Coca-Cola Bottling Co. Consolidated	112,771	27,075
Food & Staples Retailing - 1.5%
Performance Food Group Co. (a)	884,956	25,487
Food Products - 1.6%
TreeHouse Foods, Inc. (a)	308,800	26,196

TOTAL CONSUMER STAPLES		78,758

ENERGY - 3.1%
Energy Equipment & Services - 0.7%
Dril-Quip, Inc. (a)	258,764	11,541
Oil, Gas & Consumable Fuels - 2.4%
ARC Resources Ltd. (c)	661,600	9,122
Ardmore Shipping Corp.	896,535	7,127
Extraction Oil & Gas, Inc.	387,242	4,717
PDC Energy, Inc. (a)	146,900	6,928
World Fuel Services Corp.	407,863	13,190
		41,084

TOTAL ENERGY		52,625

FINANCIALS - 19.9%
Banks - 12.3%
Bank of the Ozarks, Inc.	335,300	14,468
Camden National Corp.	291,325	12,236
Community Bank System, Inc.	261,710	14,368
East West Bancorp, Inc.	194,403	11,077
Hilltop Holdings, Inc.	1,109,200	27,763
Investors Bancorp, Inc.	2,805,100	37,252
Popular, Inc.	331,255	13,959
Prosperity Bancshares, Inc.	485,378	31,113
UMB Financial Corp.	442,109	30,797
United Community Bank, Inc.	509,100	14,133
		207,166
Capital Markets - 4.5%
Greenhill & Co., Inc. (c)	490,800	9,080
Monex Group, Inc.	4,001,900	11,326
MSCI, Inc.	80,800	8,803
OM Asset Management Ltd.	1,465,905	22,091
Vontobel Holdings AG	371,114	24,697
		75,997
Diversified Financial Services - 0.6%
Cotiviti Holdings, Inc. (a)	247,276	10,645
Insurance - 2.5%
Employers Holdings, Inc.	794,500	34,442
Fairfax Financial Holdings Ltd.	154	73
Primerica, Inc.	82,108	6,655
		41,170

TOTAL FINANCIALS		334,978

HEALTH CARE - 14.9%
Biotechnology - 3.3%
Achillion Pharmaceuticals, Inc. (a)	149,000	611
Adverum Biotechnologies, Inc. (a)	250,000	638
Applied Genetic Technologies Corp. (a)	295,000	1,401
Aptevo Therapeutics, Inc. (a)	729,700	1,343
Arena Pharmaceuticals, Inc. (a)	15,000	356
Aviragen Therapeutics, Inc. (a)	973,000	535
Dyax Corp. rights 12/31/19 (a)	632,800	2,076
Eagle Pharmaceuticals, Inc. (a)	11,800	580
Emergent BioSolutions, Inc. (a)	50,700	1,844
Five Prime Therapeutics, Inc. (a)	73,700	2,074
Genomic Health, Inc. (a)	14,600	466
Infinity Pharmaceuticals, Inc. (a)	681,100	974
Insys Therapeutics, Inc. (a)(c)	31,200	358
MEI Pharma, Inc. (a)	194,600	559
NewLink Genetics Corp. (a)	45,200	326
Otonomy, Inc. (a)	381,400	7,170
OvaScience, Inc. (a)(c)	729,700	1,109
PDL BioPharma, Inc. (a)	389,200	883
Pfenex, Inc. (a)	316,865	1,378
Progenics Pharmaceuticals, Inc. (a)	124,500	751
Spark Therapeutics, Inc. (a)	84,617	6,008
United Therapeutics Corp. (a)	179,930	23,103
Vical, Inc. (a)	325,404	849
		55,392
Health Care Equipment & Supplies - 3.2%
Hill-Rom Holdings, Inc.	180,592	13,458
LivaNova PLC (a)	581,700	35,449
NxStage Medical, Inc. (a)	231,550	5,453
		54,360
Health Care Providers & Services - 3.3%
Envision Healthcare Corp. (a)	169,300	9,554
HealthSouth Corp.	561,092	23,880
Ship Healthcare Holdings, Inc.	692,800	21,303
		54,737
Life Sciences Tools & Services - 1.5%
ICON PLC (a)	242,701	25,471
Pharmaceuticals - 3.6%
Alliance Pharma PLC (c)	16,450,226	11,178
Dechra Pharmaceuticals PLC	1,383,270	32,395
Endocyte, Inc. (a)(c)	875,700	1,243
Innoviva, Inc. (a)	400,957	5,501
The Medicines Company (a)	137,300	5,279
Theravance Biopharma, Inc. (a)	160,500	5,157
		60,753

TOTAL HEALTH CARE		250,713

INDUSTRIALS - 17.4%
Aerospace & Defense - 1.8%
Astronics Corp. (a)	431,008	12,607
Astronics Corp. Class B	6,063	177
Moog, Inc. Class A (a)	234,110	17,399
		30,183
Air Freight & Logistics - 0.9%
Hub Group, Inc. Class A (a)	423,818	14,431
Building Products - 0.6%
Gibraltar Industries, Inc. (a)	330,911	9,878
Construction & Engineering - 2.1%
AECOM (a)	555,663	17,726
Dycom Industries, Inc. (a)(c)	200,502	18,165
		35,891
Machinery - 4.5%
Allison Transmission Holdings, Inc.	973,000	36,779
Colfax Corp. (a)	442,100	18,250
Douglas Dynamics, Inc.	145,119	4,615
Luxfer Holdings PLC sponsored ADR	543,626	6,904
Rexnord Corp. (a)	368,834	8,542
		75,090
Professional Services - 2.5%
Resources Connection, Inc.	626,090	8,358
TriNet Group, Inc. (a)	629,101	22,019
WageWorks, Inc. (a)	194,135	12,658
		43,035
Road & Rail - 1.6%
Landstar System, Inc.	333,000	27,689
Trading Companies& Distributors - 3.4%
HD Supply Holdings, Inc. (a)	906,381	29,448
MSC Industrial Direct Co., Inc. Class A	311,400	22,175
Watsco, Inc.	43,600	6,574
		58,197

TOTAL INDUSTRIALS		294,394

INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 1.4%
CommScope Holding Co., Inc. (a)	635,300	23,366
Electronic Equipment & Components - 0.6%
Cardtronics PLC	331,374	10,372
Internet Software & Services - 4.5%
Bankrate, Inc. (a)	1,897,974	26,382
j2 Global, Inc.	383,300	32,439
Stamps.com, Inc. (a)	115,200	17,061
		75,882
IT Services - 7.5%
Genpact Ltd.	1,348,350	39,099
Maximus, Inc.	418,400	25,255
Paysafe Group PLC (a)	3,583,913	27,899
Perficient, Inc. (a)	837,315	15,742
Virtusa Corp. (a)	545,900	18,097
		126,092
Semiconductors & Semiconductor Equipment - 1.6%
ON Semiconductor Corp. (a)	1,783,300	26,660
Software - 0.8%
Micro Focus International PLC	459,662	13,543

TOTAL INFORMATION TECHNOLOGY		275,915

MATERIALS - 4.3%
Chemicals - 0.8%
The Chemours Co. LLC	268,600	12,788
Construction Materials - 0.9%
Eagle Materials, Inc.	162,500	15,291
Containers & Packaging - 1.6%
Silgan Holdings, Inc.	875,660	26,532
Paper & Forest Products - 1.0%
Schweitzer-Mauduit International, Inc.	454,086	17,446

TOTAL MATERIALS		72,057

REAL ESTATE - 6.5%
Equity Real Estate Investment Trusts (REITs) - 4.8%
CoreSite Realty Corp.	332,635	36,118
Corrections Corp. of America	542,030	15,014
CubeSmart	877,500	21,639
WP Carey, Inc.	113,413	7,770
		80,541
Real Estate Management & Development - 1.7%
Leopalace21 Corp.	4,057,200	28,963

TOTAL REAL ESTATE		109,504

UTILITIES - 1.3%
Electric Utilities - 0.5%
IDACORP, Inc.	104,748	9,046
Independent Power and Renewable Electricity Producers - 0.8%
Pattern Energy Group, Inc.	555,400	13,941

TOTAL UTILITIES		22,987

TOTAL COMMON STOCKS
(Cost $1,341,303)		1,652,402

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 1.11% (d)	33,422,459	33,429
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	29,508,442	29,511
TOTAL MONEY MARKET FUNDS
(Cost $62,939)		62,940
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $1,404,242)		1,715,342
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(29,242)
NET ASSETS - 100%		$1,686,100

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$49
Fidelity Securities Lending Cash Central Fund	25
Total	$74

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
New Home Co. LLC	$12,061	$505	$322	$--	$11,363
Total	$12,061	$505	$322	$--	$11,363

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$160,471	$160,471	$--	$--
Consumer Staples	78,758	78,758	--	--
Energy	52,625	52,625	--	--
Financials	334,978	334,978	--	--
Health Care	250,713	248,637	--	2,076
Industrials	294,394	294,394	--	--
Information Technology	275,915	275,915	--	--
Materials	72,057	72,057	--	--
Real Estate	109,504	109,504	--	--
Utilities	22,987	22,987	--	--
Money Market Funds	62,940	62,940	--	--
Total Investments in Securities:	$1,715,342	$1,713,266	$--	$2,076

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $1,407,220,000. Net unrealized appreciation aggregated $308,122,000, of which $383,954,000 related to appreciated investment securities and $75,832,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Stock K6 Fund

July 31, 2017

SLCXK6-QTLY-0917
1.9883972.100

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 9.5%
Hotels, Restaurants & Leisure - 1.0%
Cedar Fair LP (depositary unit)	4,046	$280,954
Del Frisco's Restaurant Group, Inc. (a)	14,568	206,866
		487,820
Household Durables - 2.0%
KB Home	26,688	611,689
New Home Co. LLC (a)	29,525	319,165
		930,854
Media - 4.2%
AMC Networks, Inc. Class A (a)	5,359	342,708
Cinemark Holdings, Inc.	18,100	704,090
Gray Television, Inc. (a)	23,863	355,559
Lions Gate Entertainment Corp. Class B (a)	21,638	595,261
		1,997,618
Multiline Retail - 0.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	4,147	185,371
Specialty Retail - 0.8%
Murphy U.S.A., Inc. (a)	2,528	191,445
Select Comfort Corp. (a)	5,258	177,773
		369,218
Textiles, Apparel & Luxury Goods - 1.1%
Emerald Expositions Events, Inc.	12,539	287,018
Steven Madden Ltd. (a)	6,070	248,870
		535,888

TOTAL CONSUMER DISCRETIONARY		4,506,769

CONSUMER STAPLES - 4.7%
Beverages - 1.6%
Coca-Cola Bottling Co. Consolidated	3,134	752,442
Food & Staples Retailing - 1.5%
Performance Food Group Co. (a)	24,868	716,198
Food Products - 1.6%
TreeHouse Foods, Inc. (a)	8,696	737,682

TOTAL CONSUMER STAPLES		2,206,322

ENERGY - 3.1%
Energy Equipment & Services - 0.7%
Dril-Quip, Inc. (a)	7,280	324,688
Oil, Gas & Consumable Fuels - 2.4%
ARC Resources Ltd.	18,605	256,523
Ardmore Shipping Corp.	25,178	200,165
Extraction Oil & Gas, Inc.	10,878	132,494
PDC Energy, Inc. (a)	4,145	195,478
World Fuel Services Corp.	11,423	369,420
		1,154,080

TOTAL ENERGY		1,478,768

FINANCIALS - 20.0%
Banks - 12.3%
Bank of the Ozarks, Inc.	9,404	405,783
Camden National Corp.	8,189	343,938
Community Bank System, Inc.	7,381	405,217
East West Bancorp, Inc.	5,460	311,111
Hilltop Holdings, Inc.	31,143	779,509
Investors Bancorp, Inc.	78,753	1,045,840
Popular, Inc.	9,301	391,944
Prosperity Bancshares, Inc.	13,650	874,965
UMB Financial Corp.	12,437	866,361
United Community Bank, Inc.	14,254	395,691
		5,820,359
Capital Markets - 4.5%
Greenhill & Co., Inc.	14,361	265,679
Monex Group, Inc.	111,800	316,401
MSCI, Inc.	2,225	242,414
OM Asset Management Ltd.	41,144	620,040
Vontobel Holdings AG	10,425	693,778
		2,138,312
Diversified Financial Services - 0.6%
Cotiviti Holdings, Inc. (a)	6,977	300,360
Insurance - 2.6%
Employers Holdings, Inc.	22,345	968,656
Fairfax Financial Holdings Ltd.	101	48,101
Primerica, Inc.	2,325	188,441
		1,205,198

TOTAL FINANCIALS		9,464,229

HEALTH CARE - 14.7%
Biotechnology - 3.2%
Achillion Pharmaceuticals, Inc. (a)	4,141	16,978
Adverum Biotechnologies, Inc. (a)	6,903	17,603
Applied Genetic Technologies Corp. (a)	8,180	38,855
Aptevo Therapeutics, Inc. (a)	20,507	37,733
Arena Pharmaceuticals, Inc. (a)	507	12,046
Aviragen Therapeutics, Inc. (a)	27,345	15,040
Eagle Pharmaceuticals, Inc. (a)	203	9,977
Emergent BioSolutions, Inc. (a)	1,418	51,573
Five Prime Therapeutics, Inc. (a)	2,000	56,280
Genomic Health, Inc. (a)	400	12,760
Infinity Pharmaceuticals, Inc. (a)	19,077	27,280
Insys Therapeutics, Inc. (a)	800	9,168
MEI Pharma, Inc. (a)	5,460	15,670
NewLink Genetics Corp. (a)	1,300	9,386
Otonomy, Inc. (a)	10,718	201,498
OvaScience, Inc. (a)	20,449	31,082
PDL BioPharma, Inc. (a)	10,969	24,900
Pfenex, Inc. (a)	8,894	38,689
Progenics Pharmaceuticals, Inc. (a)	3,540	21,346
Spark Therapeutics, Inc. (a)	2,400	170,400
United Therapeutics Corp. (a)	5,056	649,190
Vical, Inc. (a)	9,121	23,806
		1,491,260
Health Care Equipment & Supplies - 3.2%
Hill-Rom Holdings, Inc.	5,055	376,699
LivaNova PLC (a)	16,388	998,685
NxStage Medical, Inc. (a)	6,496	152,981
		1,528,365
Health Care Providers & Services - 3.2%
Envision Healthcare Corp. (a)	4,752	268,155
HealthSouth Corp.	15,774	671,341
Ship Healthcare Holdings, Inc.	19,400	596,544
		1,536,040
Life Sciences Tools & Services - 1.5%
ICON PLC (a)	6,775	711,036
Pharmaceuticals - 3.6%
Alliance Pharma PLC	462,314	314,138
Dechra Pharmaceuticals PLC	38,827	909,303
Endocyte, Inc. (a)	24,488	34,773
Innoviva, Inc. (a)	11,224	153,993
The Medicines Company (a)	3,800	146,110
Theravance Biopharma, Inc. (a)	4,500	144,585
		1,702,902

TOTAL HEALTH CARE		6,969,603

INDUSTRIALS - 17.4%
Aerospace & Defense - 1.8%
Astronics Corp. (a)	12,130	354,803
Astronics Corp. Class B	202	5,888
Moog, Inc. Class A (a)	6,572	488,431
		849,122
Air Freight & Logistics - 0.9%
Hub Group, Inc. Class A (a)	11,929	406,182
Building Products - 0.6%
Gibraltar Industries, Inc. (a)	9,300	277,605
Construction & Engineering - 2.1%
AECOM (a)	15,572	496,747
Dycom Industries, Inc. (a)	5,662	512,977
		1,009,724
Machinery - 4.4%
Allison Transmission Holdings, Inc.	27,301	1,031,978
Colfax Corp. (a)	12,437	513,399
Douglas Dynamics, Inc.	4,044	128,599
Luxfer Holdings PLC sponsored ADR	15,276	194,005
Rexnord Corp. (a)	10,319	238,988
		2,106,969
Professional Services - 2.6%
Resources Connection, Inc.	17,593	234,867
TriNet Group, Inc. (a)	17,694	619,290
WageWorks, Inc. (a)	5,460	355,992
		1,210,149
Road & Rail - 1.6%
Landstar System, Inc.	9,303	773,544
Trading Companies & Distributors - 3.4%
HD Supply Holdings, Inc. (a)	25,481	827,878
MSC Industrial Direct Co., Inc. Class A	8,696	619,242
Watsco, Inc.	1,213	182,884
		1,630,004

TOTAL INDUSTRIALS		8,263,299

INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 1.4%
CommScope Holding Co., Inc. (a)	17,896	658,215
Electronic Equipment & Components - 0.6%
Cardtronics PLC	9,300	291,090
Internet Software & Services - 4.5%
Bankrate, Inc. (a)	53,288	740,703
j2 Global, Inc.	10,818	915,527
Stamps.com, Inc. (a)	3,236	479,252
		2,135,482
IT Services - 7.5%
Genpact Ltd.	37,910	1,099,391
Maximus, Inc.	11,729	707,962
Paysafe Group PLC (a)	100,710	783,973
Perficient, Inc. (a)	23,559	442,909
Virtusa Corp. (a)	15,369	509,482
		3,543,717
Semiconductors & Semiconductor Equipment - 1.6%
ON Semiconductor Corp. (a)	50,051	748,262
Software - 0.8%
Micro Focus International PLC	12,938	381,182

TOTAL INFORMATION TECHNOLOGY		7,757,948

MATERIALS - 4.3%
Chemicals - 0.8%
The Chemours Co. LLC	7,583	361,027
Construction Materials - 0.9%
Eagle Materials, Inc.	4,550	428,155
Containers & Packaging - 1.6%
Silgan Holdings, Inc.	24,571	744,501
Paper & Forest Products - 1.0%
Schweitzer-Mauduit International, Inc.	12,740	489,471

TOTAL MATERIALS		2,023,154

REAL ESTATE - 6.5%
Equity Real Estate Investment Trusts (REITs) - 4.8%
CoreSite Realty Corp.	9,303	1,010,120
Corrections Corp. of America	15,268	422,924
CubeSmart	24,671	608,387
WP Carey, Inc.	3,135	214,779
		2,256,210
Real Estate Management & Development - 1.7%
Leopalace21 Corp.	113,900	813,092

TOTAL REAL ESTATE		3,069,302

UTILITIES - 1.4%
Electric Utilities - 0.6%
IDACORP, Inc.	2,932	253,208
Independent Power and Renewable Electricity Producers - 0.8%
Pattern Energy Group, Inc.	15,568	390,757

TOTAL UTILITIES		643,965

TOTAL COMMON STOCKS
(Cost $46,380,604)		46,383,359

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 1.11% (b)
(Cost $963,145)	962,952	963,145
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $47,343,749)		47,346,504
NET OTHER ASSETS (LIABILITIES) - 0.0%		9,454
NET ASSETS - 100%		$47,355,958

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$110
Total	$110

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $47,344,105. Net unrealized appreciation aggregated $2,399 of which $276,419 related to appreciated investment securities and $274,020 related to depreciated investment securities.

During the period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $46,842,473 in exchange for 4,578,932 shares of the Fund. The Fund recognized no gain or loss for federal income tax purposes.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 28, 2017